PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Components of Property and Equipment
	2012	2013
Leasehold improvements	4,289,498	4,952,957
Furniture, fixtures and office equipment	801,821	933,484
Machinery and equipment	343,379	381,830
Buildings	9,310	9,310
Construction in progress	268,780	254,652
	5,712,788	6,532,233

Less: Accumulated depreciation	(1,865,953)	(2,482,896)
Property and equipment, net	3,846,835	4,049,337